NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	19,132,862	19,436,218	41,848,159
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	0	0	26,972,186
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	7,141,801	5,759,365	732,157
Outstanding share options and share purchase rights under ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	11,991,061	13,676,853	14,143,816